Significant Accounting Policies (Narrative) (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2020 USD ($) country $ / shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) renewal_option $ / shares	Sep. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) renewal_option country segment reporting_unit $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Number operating countries | country	13								13
Number of operating segments | segment									4
Indefinite-lived trademark carrying value	$ 1,893,000,000				$ 1,870,000,000				$ 1,893,000,000	$ 1,870,000,000
Restricted cash	10,000,000				$ 0				10,000,000	$ 0	$ 40,000,000
Unfunded commitments	$ 0								$ 0
Percent of LIFO inventory	41.00%				43.00%				41.00%	43.00%
Increase in inventories	$ 2,301,000,000				$ 2,560,000,000				$ 2,301,000,000	$ 2,560,000,000
Deferred income taxes	(2,189,000,000)				(2,208,000,000)				(2,189,000,000)	(2,208,000,000)
Increase in retained earnings	8,725,000,000				7,962,000,000				8,725,000,000	7,962,000,000		$ 7,426,000,000
Impact on cash used in operating activities									1,500,000,000	1,230,000,000	1,229,000,000
Depreciation									506,000,000	518,000,000	570,000,000
Net book value of buildings, machinery, and equipment disposals									25,000,000
Impairment of long-lived assets									$ 0	0	0
Sale leaseback, net proceeds	139,000,000				140,000,000
Annual rent payment	$ 10,000,000				$ 10,000,000
Lease term	14 years				12 years
Options to extend lease | renewal_option					5				4
Lease renewal term	5 years				5 years
Sale leaseback, deferred gain, gross	$ 113,000,000				$ 111,000,000
Sale leaseback, deferred gain, net	89,000,000				88,000,000
Sale leaseback, right-of-use assets and lease liabilities	128,000,000				108,000,000				$ 128,000,000	108,000,000
Number of reporting units | reporting_unit									4
Goodwill, impairment loss									$ 0	0	579,000,000
Intangibles, impairment loss									0	0	168,000,000
Accounts payable outsourcing	1,200,000,000				1,200,000,000				1,200,000,000	1,200,000,000
Research and development expense									455,000,000	541,000,000	572,000,000
Advertising expense									273,000,000	335,000,000	343,000,000
Net earnings available to Whirlpool	499,000,000	$ 392,000,000	$ 30,000,000	$ 154,000,000	273,000,000	$ 357,000,000	$ 66,000,000	$ 472,000,000	1,075,000,000	1,168,000,000	(149,000,000)
Net earnings	$ 503,000,000	$ 393,000,000	$ 20,000,000	$ 149,000,000	$ 273,000,000	$ 363,000,000	$ 71,000,000	$ 475,000,000	$ 1,065,000,000	$ 1,182,000,000	$ (125,000,000)
Diluted net earnings (loss) available to Whirlpool (in USD per share) | $ / shares	$ 7.80	$ 6.19	$ 0.47	$ 2.45	$ 4.29	$ 5.55	$ 1.02	$ 7.32	$ 16.98	$ 18.19	$ (2.22)
Change in accounting principle
Restricted Cash and Cash Equivalents Items [Line Items]
Increase in inventories	$ 114,000,000				$ 122,000,000				$ 114,000,000	$ 122,000,000
Deferred income taxes	28,000,000				30,000,000				28,000,000	30,000,000
Increase in retained earnings	86,000,000				92,000,000				86,000,000	92,000,000		$ 74,000,000
Impact on cash used in operating activities									0	0	$ 0
Net earnings available to Whirlpool	2,000,000	$ (5,000,000)	$ (5,000,000)	$ 2,000,000	(15,000,000)	$ (1,000,000)	$ (1,000,000)	$ 1,000,000	(6,000,000)	(16,000,000)	34,000,000
Net earnings	$ 2,000,000	$ (5,000,000)	$ (5,000,000)	$ 2,000,000	$ (15,000,000)	$ (1,000,000)	$ (1,000,000)	$ 1,000,000	$ (6,000,000)	$ (16,000,000)	$ 34,000,000
Diluted net earnings (loss) available to Whirlpool (in USD per share) | $ / shares	$ 0.03	$ (0.08)	$ (0.08)	$ 0.04	$ (0.23)	$ (0.02)	$ (0.02)	$ 0.01	$ (0.09)	$ (0.26)	$ 0.50
JennAir Trademark
Restricted Cash and Cash Equivalents Items [Line Items]
Indefinite-lived trademark carrying value	$ 304,000,000								$ 304,000,000
Accounts Receivable
Restricted Cash and Cash Equivalents Items [Line Items]
Cash proceeds from sale of transferred receivables	600,000,000				$ 1,000,000,000.0				600,000,000	$ 1,000,000,000.0
Outstanding receivables transferred under arrangements, continued services	30,000,000				348,000,000				30,000,000	348,000,000
Cost of Products Sold
Restricted Cash and Cash Equivalents Items [Line Items]
Sale leaseback, deferred gain, gross	74,000,000				95,000,000
Selling, General and Administrative Expenses
Restricted Cash and Cash Equivalents Items [Line Items]
Sale leaseback, deferred gain, gross	39,000,000				16,000,000
Machinery and equipment
Restricted Cash and Cash Equivalents Items [Line Items]
Retirement of machinery									26,000,000	41,000,000
Gain (loss) on sale of property, plant, and equipment									113,000,000	106,000,000
Machinery and equipment | Cost of Products Sold
Restricted Cash and Cash Equivalents Items [Line Items]
Gain (loss) on sale of property, plant, and equipment									74,000,000
Machinery and equipment | Selling, General and Administrative Expenses
Restricted Cash and Cash Equivalents Items [Line Items]
Gain (loss) on sale of property, plant, and equipment									39,000,000
Significant unobservable inputs (Level 3)
Restricted Cash and Cash Equivalents Items [Line Items]
Fair value liabilities	$ 0				$ 0				$ 0	$ 0
One-Time Transition Tax
Restricted Cash and Cash Equivalents Items [Line Items]
Net earnings available to Whirlpool						$ (34,000,000)
Net earnings						$ (34,000,000)
Diluted net earnings (loss) available to Whirlpool (in USD per share) | $ / shares						$ (0.53)
Other Foreign Subsidiary Income
Restricted Cash and Cash Equivalents Items [Line Items]
Net earnings available to Whirlpool						$ (22,000,000)
Whirlpool India | Elica PB India
Restricted Cash and Cash Equivalents Items [Line Items]
Equity method investment (percentage)											49.00%
Equity method investment											$ 22,000,000
Whirlpool India | Elica S.p.A.
Restricted Cash and Cash Equivalents Items [Line Items]
Equity method investment (percentage)						12.54%